Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Amortized cost	$ 76,263	$ 81,756
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	75,649	80,806
Non-investment grade	447	432
Impaired	152	157
Carrying amount of securities measured at FVOCI subject to impairment	76,248	81,395
Items not subject to impairment	529	525
Carrying amount of securities measured at FVOCI	76,777	81,920
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	61,616	56,885
Non-investment grade	1,092	967
Amount before allowance for credit losses	62,708	57,852
Allowance for credit losses	26	29
Amortized cost	62,682	57,823
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	75,613	80,719
Non-investment grade	447	431
Carrying amount of securities measured at FVOCI subject to impairment	76,060	81,150
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	61,616	56,885
Non-investment grade	840	647
Amount before allowance for credit losses	62,456	57,532
Allowance for credit losses	8	10
Amortized cost	62,448	57,522
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	36	87
Non-investment grade		1
Carrying amount of securities measured at FVOCI subject to impairment	36	88
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	252	320
Amount before allowance for credit losses	252	320
Allowance for credit losses	18	19
Amortized cost	234	301
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	152	157
Carrying amount of securities measured at FVOCI subject to impairment	$ 152	$ 157